Annual Total Returns - FidelityValueDiscoveryK6Fund-PRO - FidelityValueDiscoveryK6Fund-PRO - Fidelity Value Discovery K6 Fund - Fidelity Value Discovery K6 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Annual Return 2018	(9.31%)
Annual Return 2019	24.16%
Annual Return 2020	7.86%
Annual Return 2021	25.10%
Annual Return 2022	(3.18%)
Annual Return 2023	5.71%